Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts from Exchange Rates

Translation of amounts from Vietnam Dong (“VND”) and Renminbi (“RMB”) into USD has been made at the following exchange rates for the respective periods:

	December 31, 2025	December 31, 2024
VND exchange rate for balance sheet items, except for equity accounts	26,291	25,488
RMB exchange rate for balance sheet items, except for equity accounts	6.9956	7.2985
	For the Year Ended December 31,
	2025	2024	2023
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	26,004	25,056	24,270
RMB exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	7.1876	7.1887	n/a

Schedule of Property and Equipment	The useful lives of property and equipment are as follows:
Building	5 – 25 years
Machinery	2 – 6 years
Office equipment	2 – 5 years
Vehicle	5 – 6 years
Leasehold improvement	Shorter of lease term and 10 years

Schedule of Disaggregated Revenue

For the years ended December 31, 2025 and 2024, the Company disaggregate revenue into three streams as the following table:

	For the Year Ended December 31,
	2025	2024	2023
Revenues to third parties:
Sales of solar cells	$252,820,255	$49,685,866	$872,666
Provision of facilitation services	3,472,551	—	—
	256,292,806	49,685,866	872,666
Revenues to related parties:
Sales of solar cells	162,249,461	123,797,048	61,504,724
Sales of solar modules	7,583,482	—	—
Provision of facilitation services	1,257,254	3,474,214	—
	171,090,197	127,271,262	61,504,724
Total revenue	$427,383,003	$176,957,128	$62,377,390

Schedule of Movement of Contract Liabilities

For the years ended December 31, 2025 and 2024, the movement of contract liabilities, including related parties and third parties was as follows:

	For the Year Ended December 31,
	2025	2024
Opening balance	$23,733,705	$29,346,751
Addition of contract liabilities	403,824,391	52,208,001
Revenue recognition during the year	(319,679,148)	(57,821,087)
Foreign exchange adjustment	61,736	40
Ending balance	$107,940,684	$23,733,705
Contract liabilities – third party customers	$27,592,381	$3,635,144
Contract liabilities – related party customers	$80,348,303	$20,098,561

Schedule of Disaggregates the Company’s Revenues	The following table disaggregates the Company’s revenues by primary geographical markets based on the location of customers for the year ended December 31, 2025, 2024 and 2023.
	For the Year Ended December 31,
	2025	2024	2023
USA	$341,445,865	$5,252,064	$—
Other areas	85,937,138	171,705,064	62,377,390
Total	$427,383,003	$176,957,128	$62,377,390

Schedule of Disaggregates the Geographic Information

The following table disaggregates the geographic information of the Company’s long-lived assets, which consist of long-term prepaid expenses, deposits for property and equipment, property and equipment and operating lease right-of-use assets, as of December 31, 2025 and 2024.

	December 31, 2025	December 31, 2024
Vietnam	$77,615,854	$110,203,576
USA	42,541,090	37,909,237
Ethiopia	142,456,332	34,488,476
Total	$262,613,276	$182,601,289